Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of exceptional items [line items]
Other income	$ 394	$ 1,398	$ 380
Expenses excluding net finance costs:
Expenses excluding net finance costs	(31,873)	(32,371)	(30,871)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(75)	(515)	(2,507)
Fair value change on forward exchange derivatives	(135)	29	(87)
Net finance costs	(1,531)	(969)	(1,223)
Income tax (expense)/benefit	(7,077)	(10,737)	(10,616)
Total	(606)	(1,074)	(5,480)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income			34
Expenses excluding net finance costs:
Expenses excluding net finance costs	(103)	(66)	(46)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense			(111)
Samarco dam failure provision	(256)	(595)	(1,015)
Fair value change on forward exchange derivatives	471	(81)	136
Net finance costs	(452)	(290)	(85)
Income tax (expense)/benefit	17	(31)	(71)
Total	$ (323)	$ (1,063)	$ (1,158)